Accounting Principles (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Principles
Use of estimates and judgment
3.1.	Use of estimates and judgment

The preparation of financial statements requires management to make judgments and estimates and apply assumptions that can affect the carrying amounts of assets, liabilities, income and expenses, as well as the information presented in the accompanying notes. Actual reported values may differ from the accounting estimates made.

There have been no significant changes in the material judgments and main estimates used by management when applying the Company’s accounting policies in the preparation of these unaudited interim condensed consolidated financial statements from those described in the annual financial statements prepared in accordance with IFRS for the year ended December 31, 2022.

The conflict in Ukraine has not led to any material changes in the estimates or judgements made by management in the preparation of the Company’s unaudited interim condensed consolidated financial statements.

Fair value measurement

3.2.Fair value measurement

Financial instruments are measured at fair value according to a hierarchy comprising three levels of valuation inputs:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
●	Level 2: Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3: Unobservable inputs for the asset or liability.

The table below presents the financial assets and liabilities of the Company measured at fair value at June 30, 2023:

At June 30, 2023 (in thousands of euros)	Level 1	Level 2	Level 3
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	8,253
Total liabilities	—	—	8,253

The table below presents the financial assets and liabilities of the Company measured at fair value at December 31, 2022:

At December 31, 2022 (in thousands of euros)	Level 1	Level 2	Level 3
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	9,876
Total liabilities	—	—	9,876

Specific disclosure requirements for unaudited interim financial statements

3.3.Specific disclosure requirements for unaudited interim financial statements

Seasonality of operations

The Company’s operations are not subject to material seasonal fluctuations.

Income tax

Income tax is recognized in the financial statements for each interim period. The amount corresponds to a best estimate calculated by applying the expected weighted average tax rate for the entire year.

The income tax amount recorded as due for an interim period may have to be adjusted in the subsequent interim period of the same year if the estimated annual average tax rate changes.

Going concern
3.4.	Going concern

From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and reimbursements of CIR receivables. The Company continues to pursue its research and development activities for its product candidates.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development phase spanning several years. The Company does not expect to generate revenue from product sales in the near future.

As of June 30, 2023, the Company had €31.2 million of available cash and cash equivalents, consisting of cash and short-term deposit accounts that are liquid and easily convertible within 3 months without penalty or risk of change in value (refer to Note 4.7 – Cash and Cash equivalents). As of June 30, 2023, the Company also had:

●	a €0.05 million of short-term deposits, included in “other current assets”, but considered by the Company as liquid and easily available, and;
●	a €9.3 million long-term, two-year deposit forward contract entered into during the first quarter of 2023, included in “other non-current assets”, but accessible prior to the expiration of the term upon 31 days written notice.

Following June 30, 2023, the Company has received:

●	Gross cash proceeds of €35.7 million from its previously announced August 2023 financing, consisting of €30.6 million from a capital increase (the “August 2023 Share Issuance”) and €5.1 million for the issuance of royalty certificates (the “Royalty Certificate Issuance”) and which settled on September 5, 2023 (described in Note 6.4 – Events after the reporting date);
●	Milestone payments of €1.7 million net under the license and collaboration agreement signed with CTTQ related to achievement of the first milestone (described in Note 1.2 Significant events in the first half of 2023).

As of the date of authorization for issuance of the financial statements, given its current cost structure and its projected expenditure commitments, the Company estimates to be able to finance its activities until the beginning of the second quarter of 2024. This estimate is based on the Company’s current business plan and excludes the conditional second tranche of €25.0 million of the EIB Financing, any potential milestones payable to (of which the potential payments from Hepalys Pharma licensing agreement) or by the Company and any additional expenditures related to the potential continued development of the odiparcil program or resulting from the potential in-licensing or acquisition of additional product candidates or technologies, or any associated development the Company may pursue.

Accordingly, as of authorization for issuance of the financial statements, the Company’s current cash and cash equivalents is not expected to be sufficient to cover its operating needs for at least the next 12 months.

These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

The Company expects to continue to rely on additional funding to achieve its development goals for its research and development programs, through a combination of potential equity issuances, debt financings, collaborations, strategic alliances, license, or other transactions.

The Company expects to receive potential payments by the end of 2023:

●	a milestone payment of $3 million (equivalent to €2.8 million at June 30, 2023 rate of $1.087 for €1,00) under the license and collaboration agreement with CTTQ (described in Note 1.2 Significant events in the first half of 2023); and
●	an upfront payment of $10 million (equivalent to €9.2 million at June 30, 2023 rate of $1.087 for €1.00) under the licensing agreement with Hepalys Pharma, Inc (described in Note 6.4 – Events after the reporting date).

The company also expects to rely on the potential €25 million EIB Financing in accordance with the terms of the financing agreement entered into with the Company on May 16, 2022 (see the Note 4.9 Financial debt) in the event conditions precedent for disbursement are met. To date, the remaining conditions precedent to the EIB Financing are as follows: (i) the receipt by the Company of at least €70 million (it being specified that as of the date of authorization for issuance of these financial statements, the Company has already reached an amount of €59.1 million (which does not take into account the upfront payment of $10 million under the licensing agreement with Hepalys and the milestone payment of $3 million under the license and collaboration agreement with CTTQ), and (ii) specified operating targets. The Company expects to meet these conditions by the end of 2023.

Following receipt of the second tranche of the EIB Financing, Hepalys and CTTQ milestone payments, the Company believes that it will then have sufficient net working capital to meet its current obligations until the beginning of the third quarter of 2024.

The Company may have based this estimate on assumptions that may prove to be incorrect, and the Company may end up using its resources sooner than anticipated.

In addition, the Company expects to seek additional funds through:

●	potential sales of ADSs under the At-The-Market (“ATM”) program, for a potential amount of up to $58.3 million until August 2, 2024;
●	other potential public or private equity or debt offerings; and
●	potential strategic transactions such as business development partnerships and/or royalty deals.

In addition, the Company cannot guarantee that it will be able to obtain the necessary financing, through any of the foregoing measures, in particular, it cannot be guaranteed that the conditions precedent to the receipt of funds under the EIB Financing will be met within the necessary timing, if at all. or otherwise, to meet its needs or to obtain funds at acceptable terms and conditions, on a timely basis, or at all. If the Company is unable to obtain funding on a timely basis, it may be required to significantly curtail, delay or discontinue one or more of its research or development programs or the commercialization of any approved product or be unable to expand its operations or otherwise capitalize on its business opportunities, as desired, which would impair the Company’s growth prospects.

Based on the above, the unaudited interim condensed consolidated financial statements for the half year period ended June 30, 2023, have been prepared on a going concern basis assuming the Company will continue to operate for the foreseeable future. As such, they do not include any adjustments related to the amount or classification of assets and liabilities that may be required if the Company were not able to continue as a going concern.